Stockholders Equity and Stock Incentive Plans	12 Months Ended
Dec. 31, 2010
Stockholders' Equity and Stock Incentive Plans [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
STOCKHOLDERS' EQUITY AND STOCK INCENTIVE PLANS
Share Repurchase Program
Pursuant to authorization by our Board of Directors, under our share repurchase program, up to $100 million of our common stock is available to be repurchased. We are not obligated to purchase any shares under our stock repurchase program.
Subject to applicable corporate securities laws, repurchases under our stock repurchase program may be made at such times and in such amounts as we deem appropriate. Purchases under our stock repurchase program can be discontinued at any time that we feel additional purchases are not warranted. We intend to fund any repurchases with existing cash resources and availability under our Amended Credit Facility.
We are also subject to certain limitations regarding the repurchase of common stock, such as restricted payment limitations related to our outstanding notes and our Amended Credit Facility.
During the year ended December 31, 2009, we repurchased and retired 1.7 million shares of our common stock at an average price of $4.61 per share. We are currently authorized to repurchase up to an additional $92.1 million in shares of our common stock under the share repurchase program. There were no such transactions during the years ended December 31, 2010 or 2008.
In the future, we may acquire our debt or equity securities, through open market purchases, privately negotiated transactions, tender offers, exchange offers, redemptions or otherwise, upon such terms and at such prices as we may determine from time to time.
Dividends
Dividends are declared at our Board's discretion. We are subject to certain limitations regarding the payment of dividends, such as restricted payment limitations related to our outstanding notes and our bank credit facility. The following table sets forth the cash dividends declared and paid during the three year period ended December 31, 2010.

Payment Date	Record Date	Dividend per Share
March 3, 2008	February 18, 2008	$0.15
June 2, 2008	May 14, 2008	$0.15
In July 2008, our Board of Directors suspended the quarterly dividend for the current and future periods. Dividends paid during the year ended December 31, 2008 totaled $26.3 million.
Stock Option Incentive Plan
On May 15, 2008, at our 2008 Annual Meeting of Stockholders, the Company's stockholders approved an amendment to our 2002 Stock Incentive Plan, increasing the maximum number of shares of Boyd Gaming Corporation's common stock authorized for issuance over the term of such plan by 5 million shares, from 12 million to 17 million shares. Under our 2002 Stock Incentive Plan, approximately 2.2 million shares remain available for grant at December 31, 2010. The number of authorized but unissued shares of common stock under this plan as of December 31, 2010 was approximately 14.6 million shares.
Options granted under the plan generally become exercisable ratably over a three-year period from the date of grant. Options that have been granted under the plan had an exercise price equal to the market price of our common stock on the date of grant and will expire no later than ten years after the date of grant.
Summarized stock option plan activity for the years ended December 31, 2010, 2009 and 2008 is as follows.

	Options	Weighted Average Option Price	Weighted Average Remaining Term	Aggregate Intrinsic Value
			(In years)	(In thousands)
Outstanding at January 1, 2008	7,671,250	$35.63
Granted	1,396,240	7.08
Cancelled	(225,310)	38.68
Exercised	(55,700)	8.47
Outstanding at December 31, 2008	8,786,480	31.19
Granted	1,426,992	7.57
Cancelled	(614,018)	32.20
Exercised	(29,797)	5.39
Outstanding at December 31, 2009	9,569,657	27.68
Granted	1,190,867	8.34
Cancelled	(126,496)	24.64
Exercised	(114,525)	6.31
Outstanding at December 31, 2010	10,519,503	$25.76	6.3	$12,089

Exercisable at December 31, 2009	6,678,128	$33.81	6.0	$1,027

Exercisable at December 31, 2010	7,950,012	$31.55	5.4	$4,824
Share-based compensation costs related to stock option awards are calculated based on the fair value of each option grant on the date of the grant using the Black-Scholes option pricing model.
The following table summarizes the information about stock options outstanding and exercisable at December 31, 2010.

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life (Years)	Weighted-Average Exercise Price	Number Exercisable	Weighted-Average Exercise Price
$4.35 - $4.58	44,250	0.8	$4.54	44,250	$4.54
6.60 - 6.60	1,225,552	7.7	6.60	788,860	6.60
7.55 - 7.55	1,379,823	8.8	7.55	456,890	7.55
8.34 - 8.34	1,199,367	9.8	8.34	2,834	8.34
11.28 - 33.31	759,190	2.4	16.66	745,857	16.51
36.76 - 36.76	1,454,326	3.9	36.76	1,454,326	36.76
38.11 - 38.11	491,000	6.9	38.11	491,000	38.11
39.00 - 39.00	1,439,500	5.6	39.00	1,439,500	39.00
39.78 - 39.78	1,141,834	6.6	39.78	1,141,834	39.78
39.96 - 52.35	1,384,661	4.7	40.37	1,384,661	40.37
4.35 - 52.35	10,519,503	6.3	25.76	7,950,012	31.55
The total intrinsic value of in-the-money options exercised during the years ended December 31, 2010, 2009 and 2008 was $0.7 million, $0.1 million and $0.6 million, respectively. The total fair value of options vested during the years ended December 31, 2010, 2009 and 2008 was approximately $9.7 million, $15.5 million and $21.5 million, respectively. As of December 31, 2010, there was approximately $10.0 million of total unrecognized share-based compensation costs related to unvested stock options, which is expected to be recognized over approximately three years, the weighted-average remaining requisite service period.
Restricted Stock Units
Our amended 2002 Stock Incentive Plan provides for the grant of Restricted Stock Units (“RSUs”). An RSU is an award which may be earned in whole, or in part, upon the passage of time or the attainment of performance criteria and which may be settled for cash, shares, or other securities or a combination of such. The RSUs do not contain voting rights and are not entitled to dividends. The RSUs are subject to the terms and conditions contained in the applicable award agreement and our 2002 Stock Incentive Plan.
We annually award RSUs to certain members of our Board of Directors. Each RSU is fully vested upon grant and is to be paid in shares of common stock upon cessation of service to the Company. We also grant RSUs to members of management of the Company, which represents a contingent right to receive one share of our common stock upon vesting.
We granted RSUs to certain members of our executive management in April 2008, totaling approximately 160,000 units. These RSUs will vest in full upon the sooner to occur of (i) April 16, 2013, or (ii) a date after October 16, 2009, upon which the closing price of the Company's common stock is $25.98 (which represents 150% of the closing price of our common stock on April 15, 2008) or greater for twenty consecutive trading days beginning on or after October 16, 2009.
In November 2009, certain of our executive management employees were granted RSUs, totaling approximately 350,000 units. Each of these RSUs represents a contingent right to receive one share of Boyd Gaming Corporation common stock upon vesting. These RSUs will vest three years from the date of issuance.
Summarized RSU activity for the years ended December 31, 2010, 2009 and 2008 is as follows.

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2008	37,100
Granted	547,948	$10.67
Cancelled	(1,696)
Awarded	(11,281)
Outstanding at December 31, 2008	572,071
Granted	421,826	$7.94
Cancelled	(12,508)
Awarded	(11,281)
Outstanding at December 31, 2009	970,108
Granted	485,067	$8.36
Cancelled	(19,080)
Awarded	—
Outstanding at December 31, 2010	1,436,095

Vested at December 31, 2009	124,589

Vested at December 31, 2010	180,701
As of December 31, 2010, there was approximately $6.8 million of total unrecognized share-based compensation costs related to unvested RSUs, which is expected to be recognized over approximately three years.
Career Shares
Our Career Shares Program is a stock incentive award program for certain executive officers to provide for additional capital accumulation opportunities for retirement and to reward long-service executives. Our Career Shares Program was adopted in December 2006, and modified in October 2010, as part of the overall update of our compensation programs. The Career Shares Program rewards eligible executives with annual grants of Boyd Gaming Corporation stock units, to be paid out at retirement. The payout at retirement is dependent upon the executive's age at such retirement and the number of years of service with the Company. Executives must be at least 55 years old and have at least 10 years of service to receive a payout at retirement. Career Shares do not contain voting rights and are not entitled to dividends. Career Shares are subject to the terms and conditions contained in the applicable award agreement and our 2002 Stock Incentive Plan.
Summarized Career Shares activity for the years ended December 31, 2010, 2009 and 2008 is as follows.

	Career Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2008	23,437
Granted	36,665	$33.31
Cancelled	(313)
Awarded	—
Outstanding at December 31, 2008	59,789
Granted	250,160	$5.00
Cancelled	(5,508)
Awarded	—
Outstanding at December 31, 2009	304,441
Granted	146,622	$8.60
Cancelled	(18,201)
Awarded	—
Outstanding at December 31, 2010	432,862

Vested at December 31, 2009	50,736

Vested at December 31, 2010	122,055
In January 2011, we issued approximately 114,000 Career Shares with a grant date fair value of $10.81 per share and recorded approximately $1.0 million of share-based compensation expense.

Share-Based Compensation
The following table summarizes our share-based compensation costs by award type.

	Year Ended December 31,
	2010	2009	2008
Stock Options	$9,104	$13,876	$14,041
Restricted Stock Units	1,759	1,588	1,045
Career Shares	461	424	336
Total shared-based compensation costs	11,324	15,888	15,422
Capitalized share based compensation	—	—	1,398
Total shared-based compensation expense	$11,324	$15,888	$14,024

The following table provides classification detail of the total costs related to our share-based employee compensation plans reported in our consolidated financial statements.

	Year Ended December 31,
	2010	2009	2008
Gaming	$318	$146	$499
Food and beverage	61	15	90
Room	29	5	52
Selling, general and administrative	1,619	3,125	3,183
Corporate expense	9,297	10,683	8,838
Preopening expense	—	1,914	1,362
Total shared-based compensation expense	11,324	15,888	14,024
Capitalized share based compensation	—	—	1,398
Total shared-based compensation costs	$11,324	$15,888	$15,422